Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Restatement

17.                               Restatement

For the three and nine-month periods ended September 30, 2011, the Company recorded $5.8 million and $9.7 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump.  The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012.  The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the three and nine-month periods ended September 30, 2011 for this item.  In addition, the Company also chose to correct an immaterial tax item related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances.  Previously filed 2010 and 2011 annual financial statements and 2012 quarterly financial statements have been restated via amended filings.

The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

The tables below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

20. Restatement

        For the years ended December 31, 2011 and 2010, the Company recorded $15.8 million and $5.3 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012. The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the years ended December 31, 2011 and 2010 for this item. In addition, the Company also chose to correct certain tax items that were immaterial individually and in the aggregate. These other tax corrections related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances; $0.3 million increase to taxes payable and the provision for income taxes; and a $2.4 million reclassification between the deferred income tax asset and deferred income tax liability.

        The table below presents the effects of the restatement on the consolidated balance sheet (in thousands):

	As of December 31, 2011
	Previously Reported	Adjustments	Restated
Assets
Deferred income taxes	$12,328	$(2,368)	$9,960
Total current assets	94,496	(2.368)	92.128
Goodwill	326,618	(707)	325,911
Total assets	940,007	(3,075)	936,932
Liabilities and Shareholders' Equity
Other accrued expenses	9,720	632	10,352
Total current liabilities	72,354	632	72.986
Deferred income taxes	75,657	(2,368)	73,289
Accumulated deficit	(108,327)	(1,339)	(109,666)
Total Universal Hospital Services, Inc. equity	94,140	(1,339)	92,801
Total equity	94,526	(1,339)	93,187
Total liabilities and equity	940,007	(3,075)	936,932

        The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

        The table below present the effects of the restatement on the consolidated statements of comprehensive income (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Comprehensive loss	(17,648)	(1,339)	(18,987)
Comprehensive loss attributable to Universal Hospital Services Inc.	(18,099)	(1,339)	(19,438)

        The table below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691